Schedule I - Additional Information of Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Cash used in operating activities	¥ (1,017,962)	$ (159,743)	¥ (412,868)	¥ (410,794)
Cash flows from investing activities:
Purchase of long-term investments	(215,472)	(33,812)	(20,000)	(22,292)
Cash (used in) provided by investing activities	(670,402)	(105,202)	18,625	(304,349)
Cash flows from financing activities:
Repayment for short-term borrowings	(560,972)	(88,029)	(595,094)	(348,383)
Proceeds from issuance of convertible redeemable preferred shares	1,138,232	178,615	512,715	469,636
Proceeds from IPO, net of issuance cost of RMB46,931	1,488,866	233,635
Cash provided by financing activities	2,289,623	359,292	929,962	455,751
Net (decrease) increase in cash, cash equivalents and restricted cash	588,266	92,312	507,293	(254,877)
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	16,778	2,633	21,090	12,397
Supplemental disclosure of non-cash investing and financing activities:
Issuance of convertible redeemable preferred shares in connection with Paipai acquisition from JD (Note 3), accounted for as deemed contribution to the subsidiaries, VIE and VIE’ subsidiaries				3,242,245
Exercise of warrant	10,345	1,623
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Cash used in operating activities	(4,295)	(674)
Cash flows from investing activities:
Purchase of long-term investments	(32,427)	(5,089)
Investments in subsidiaries’ and VIE’s subsidiaries	(2,589,491)	(406,348)	(500,551)	(584,758)
Cash (used in) provided by investing activities	(2,621,918)	(411,437)	(500,551)	(584,758)
Cash flows from financing activities:
Proceeds from long-term borrowings			65,200
Repayment for short-term borrowings	(32,230)	(5,058)	(2,719)
Proceeds from issuance of convertible redeemable preferred shares	1,138,232	178,615	512,715	469,636
Proceeds from IPO, net of issuance cost of RMB46,931	1,488,866	233,635
Cash provided by financing activities	2,594,868	407,192	575,196	469,636
Net (decrease) increase in cash, cash equivalents and restricted cash	(31,345)	(4,919)	74,645	(115,122)
Cash, cash equivalent at the beginning of the year	76,865	12,062	2,220	117,342
Cash, cash equivalent at the end of the year	45,520	7,143	¥ 76,865	2,220
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	(4,238)	(665)
Supplemental disclosure of non-cash investing and financing activities:
Issuance of convertible redeemable preferred shares in connection with Paipai acquisition from JD (Note 3), accounted for as deemed contribution to the subsidiaries, VIE and VIE’ subsidiaries				¥ 3,242,245
Exercise of warrant	¥ 10,345	$ 1,623